Commission income (Tables)	12 Months Ended
Dec. 31, 2019
Fee and commission income [abstract]
Detail of fee and commission income
The detail of fee and commission income is as follows:

Million euros
	2019	2018	2017
Coming from collection and payment services:
Bills	328	334	368
Demand accounts	1,382	1,371	1,490
Cards	3,858	3,514	3,515
Orders	478	475	449
Cheques and other	155	138	154
	6,201	5,832	5,976
Coming from non-banking financial products:
Investment funds	943	1,024	751
Pension funds	180	124	92
Insurance	2,631	2,433	2,517
	3,754	3,581	3,360
Coming from Securities services:
Securities underwriting and placement	364	283	374
Securities trading	281	251	302
Administration and custody	485	458	359
Asset management	293	305	251
	1,423	1,297	1,286
Other:
Foreign exchange	612	546	471
Financial guarantees	521	549	559
Commitment fees	293	291	283
Other fees and commissions	2,545	2,568	2,644
	3,971	3,954	3,957
	15,349	14,664	14,579